UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          875 Third Avenue
                  29th Floor
                  New York, New York  10022

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Greg Chew
Title:            Chief Financial Officer
Phone:            (212) 893-7902

Signature, Place, and Date of Signing:

       /s/ Greg Chew               New York, New York           05/12/2005
   ------------------------    -------------------------        ----------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                            ---------------

Form 13F Information Table Entry Total:                 102
                                            ---------------

Form 13F Information Table Value Total:     $       156,001
                                            ---------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                     TITLE                      VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS          CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
---------------------             ----------       ---------- ----------  --------   ---- ----- -------- -------- ----- ------- ----
A K Steel Holding Corp.              COM           001547108    2,765     250,000     SH         Sole            250,000
Abgenix Inc                          COM           00339B107      427      61,000     SH         Sole             61,000
Ace Ltd                              ORD           G0070K103      619      15,000     SH         Sole             15,000
Aladdin Knowledge Systems            ORD           M0392N101      593      26,100     SH         Sole             26,100
American Express Co                  COM           025816109    1,027      20,000     SH         Sole             20,000
Arch Coal Inc                        COM           039380100      301       7,000     SH         Sole              7,000
Argosy Gaming Co                     COM           040228108    1,929      42,000     SH         Sole             42,000
ARIAD PHARMACEUTICALS INC            COM           04033A100      480      85,700     SH         Sole             85,700
Avanir Pharmaceuticals               CL A          05348P104      407     185,000     SH         Sole            185,000
Aztar Corp                           COM           054802103      286      10,000     SH         Sole             10,000
Beazer Homes USA Inc                 COM           07556Q105    2,244      45,000     SH         Sole             45,000
Best Buy Co Inc                      COM           086516101      216       4,000     SH         Sole              4,000
BIOCRYST PHARMACEUTICALS INC         COM           09058V103      793     172,100     SH         Sole            172,100
Biogen IDEC Inc.                     COM           09062X103      231       6,700     SH         Sole              6,700
Boeing Co                            COM           097023105    3,800      65,000     SH         Sole             65,000
BP PLC                               SPONSORED ADR 055622104    1,248      20,000     SH         Sole             20,000
Capital One Financial Corp           COM           14040H105    1,122      15,000     SH         Sole             15,000
Cash Systems Inc                     COM           14756B102       75      10,000     SH         Sole             10,000
Chicago Mercantile Exchange Holding  CL A          167760107    4,851      25,000     SH         Sole             25,000
Cisco Systems Inc                    COM           17275R102    2,684     150,000     SH         Sole            150,000
Citrix Systems, Inc.                 COM           177376100    1,489      62,500     SH         Sole             62,500
CYPRESS BIOSCIENCE INC               COM PAR $.02  232674507      274      30,000     SH         Sole             30,000
Danaher Corp Del                     COM           235851102      534      10,000     SH         Sole             10,000
Depomed Inc.                         COM           249908104      977     247,872     SH         Sole            247,872
Diamond Offshore Drilling Inc        COM           25271C102    1,996      40,000     SH         Sole             40,000
Dow Chemical Co                      COM           260543103      199       4,000     SH         Sole              4,000
Dow Jones And Company Inc            COM           260561105      336       9,000     SH         Sole              9,000
Dreamworks Animation SKG Inc.        CL A          26153C103      285       7,000     SH         Sole              7,000
Dyax Corp                            COM           26746E103      327     101,500     SH         Sole            101,500
eBay Inc                             COM           278642103       93       2,500     SH         Sole              2,500
El Paso Corp                         COM           28336L109    6,687     632,000     SH         Sole            632,000
EOG Resources Inc                    COM           26875P101      975      20,000     SH         Sole             20,000
Exxon Mobil Corp                     COM           30231G102      179       3,000     SH         Sole              3,000
Fifth Third Bancorp                  COM           316773100      430      10,000     SH         Sole             10,000
First Horizon Pharmaceutical         COM           32051K106      253      15,000     SH         Sole             15,000
Fisher Scientific Intnl Inc          COM NEW       338032204      683      12,000     SH         Sole             12,000
Fossil Inc                           COM           349882100      143       5,500     SH         Sole              5,500
Freeport McMoran Copper Gold         CL B          35671D857      990      25,000     SH         Sole             25,000
Goldcorp Inc. New                    COM           380956409        2         150     SH         Sole                150
Goldman Sachs Group Inc              COM           38141G104    4,950      45,000     SH         Sole             45,000
Google Inc.                          CL A          38259P508   10,921      60,500     SH         Sole             60,500
GREAT WOLF RESORTS INC               COM           391523107       87       3,500     SH         Sole              3,500
Honeywell International Inc          COM           438516106      372      10,000     SH         Sole             10,000
Human Genome Sciences Inc            COM           444903108      369      40,000     SH         Sole             40,000
Image Entmt Inc.                     COM NEW       452439201       25       4,500     SH         Sole              4,500
Intel Corp                           COM           458140100    6,969     300,000     SH         Sole            300,000
Kerzner International Ltd            SHS           P6065Y107      827      13,500     SH         Sole             13,500
Kinetic Concepts Inc                 COM NEW       49460W208    2,386      40,000     SH         Sole             40,000
KLA-Tencor Corp                      COM           482480100    1,840      40,000     SH         Sole             40,000
Kohls Corporation                    COM           500255104      516      10,000     SH         Sole             10,000
La Quinta Corp                       PAIRED CTF    50419U202      213      25,000     SH         Sole             25,000
Lamar Advertising Co                 CL A          512815101      141       3,500     SH         Sole              3,500
LAS VEGAS SANDS CORP                 COM           517834107      203       4,500     SH         Sole              4,500
Lions Gate Entertainment Corp        COM NEW       535919203      608      55,000     SH         Sole             55,000
Magellan Health Svcs Inc.            COM NEW       559079207      241       7,077     SH         Sole              7,077
Marvell Technology Group Ltd         COM           G5876H105    3,834     100,000     SH         Sole            100,000
Massey Energy Co                     COM           576206106      172       4,300     SH         Sole              4,300
McAfee Inc                           COM           579064106       79       3,500     SH         Sole              3,500
MCMORAN EXPLORATION CO               COM           582411104    1,508      75,000     SH         Sole             75,000
Medarex Inc.                         COM           583916101      357      50,000     SH         Sole             50,000
Microsoft Corp                       COM           594918104   10,997     455,000     SH         Sole            455,000
Nabors Industries Ltd                SHS           G6359F103      296       5,000     SH         Sole              5,000
Nektar Therapeutics                  COM           640268108    2,122     152,246     SH         Sole            152,246
NetRatings Inc.                      COM           64116M108       23       1,500     SH         Sole              1,500
Nike Inc                             CL B          654106103      417       5,000     SH         Sole              5,000
Nuvelo Inc                           COM NEW       67072M301    4,092     629,600     SH         Sole            629,600
Omnicare Inc                         COM           681904108      567      16,000     SH         Sole             16,000
Oracle Inc.                          COM           68389X105    3,120     250,000     SH         Sole            250,000
Pall Corp                            COM           696429307      136       5,000     SH         Sole              5,000
PARLUX FRAGRANCES INC                COM           701645103      217      10,000     SH         Sole             10,000
Penny J. C Inc.                      COM           708160106    1,558      30,000     SH         Sole             30,000
Playboy Enterprises Inc.             CL B          728117300      355      27,500     SH         Sole             27,500
PNM Resources Inc                    COM           69349H107      221       8,300     SH         Sole              8,300
Premcor Inc.                         COM           74045Q104      239       4,000     SH         Sole              4,000
Prestige Brands Hldgs Inc.           COM           74112D101      265      15,000     SH         Sole             15,000
PROGENICS PHARMACEUTICALS            COM           743187106    1,126      67,000     SH         Sole             67,000
Research In Motion                   COM           760975102    6,114      80,000     SH         Sole             80,000
RETAIL VENTURES INC                  COM           76128Y102      137      15,000     SH         Sole             15,000
RIGEL PHARMACEUTICALS INC            COM NEW       766559603      874      54,502     SH         Sole             54,502
Schlumberger Ltd                     COM           806857108    5,744      81,500     SH         Sole             81,500
Scientific Games Corp                CL A          80874P109    2,301     100,700     SH         Sole            100,700
St. Joe Co.                          COM           790148100      538       8,000     SH         Sole              8,000
SUPERGEN INC                         COM           868059106    1,094     225,000     SH         Sole            225,000
Symantec Corp                        COM           871503108    4,266     200,000     SH         Sole            200,000
Take Two Interactive Software Inc    COM           874054109    5,865     150,000     SH         Sole            150,000
Tiffany and Co                       COM           886547108      414      12,000     SH         Sole             12,000
Titan Pharmacueticals Inc.           COM           888314101      133      60,000     SH         Sole             60,000
Toys R Us Inc.                       COM           892335100      412      16,000     SH         Sole             16,000
Transocean Inc                       ORD           G90078109      515      10,000     SH         Sole             10,000
Tyco International Ltd (New)         COM           902124106      324       9,600     SH         Sole              9,600
United Technologies Corp             COM           913017109      102       1,000     SH         Sole              1,000
Valero Energy Corp                   COM           91913Y100    2,931      40,000     SH         Sole             40,000
VION PHARMACEUTICALS                 COM           927624106    4,623   1,621,977     SH         Sole          1,621,977
Wachovia Corp 2nd New                COM           929903102    1,018      20,000     SH         Sole             20,000
Wal-Mart Stores Inc                  COM           931142103      251       5,000     SH         Sole              5,000
Wellpoint Inc.                       COM           94973V107    9,025      72,000     SH         Sole             72,000
Whole Foods Market Inc               COM           966837106    1,021      10,000     SH         Sole             10,000
Wild Oats Markets Inc                COM           96808B107      170      16,000     SH         Sole             16,000
WMS Industries Inc                   COM           929297109    2,394      85,000     SH         Sole             85,000
Workstream Inc.                      COM           981402100      146      32,800     SH         Sole             32,800
Yahoo! Inc                           COM           984332106      102       3,000     SH         Sole              3,000
Yankee Candle Co Inc                 COM           984757104      174       5,500     SH         Sole              5,500
REPORT SUMMARY                              102 DATA RECORDS  156,001   7,962,224
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